Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	12 Months Ended
Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

23	Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

	2023	2022
	$m	$m
Held for sale at 31 Dec
Disposal groups	115,836	118,055
Unallocated impairment losses[1]	(1,975)	(2,385)
Non-current assets held for sale	273	249
Assets held for sale	114,134	115,919
Liabilities of disposal groups held for sale	108,406	114,597
1  This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups and other planned disposals
Sale of our retail banking operations in France
On 1 January 2024, HSBC Continental Europe completed the sale of its retail banking business in France to CCF, a subsidiary of Promontoria
MMB SAS (‘My Money Group’). The sale also included HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3%
ownership interest in Crédit Logement.
In the first quarter of 2023, the sale had become less certain, as a result of which we recognised a $2.1bn partial reversal of the impairment loss recognised in 2022, when the disposal group was classified as held for sale. In the fourth quarter of 2023, following the receipt of regulatory approvals and the satisfaction of other relevant conditions, we reclassified the disposal group as held for sale, and it was subsequently remeasured at the lower of the carrying amount and fair value less costs to sell. This resulted in the reinstatement of a €1.8bn ($2.0bn) pre-tax impairment loss reflecting the final terms of the sale, giving rise to a net reversal of impairment recognised in other operating income in the year of $0.1bn.
Upon completion and in accordance with the terms of the sale, HSBC Continental Europe received a €0.1bn ($0.1bn) profit participation interest in the ultimate holding company of My Money Group. The associated impacts on initial recognition of this stake at fair value were recognised as part of the pre-tax loss on disposal. In addition, we recognised the reversal of a €0.4bn ($0.4bn) deferred tax liability, which had arisen as a consequence of the temporary difference in tax and accounting treatment in respect of the provision for loss on disposal, which was deductible in the French tax return in 2021.
In accordance with the terms of the sale, HSBC Continental Europe retained a portfolio of €7.1bn ($7.8bn) consisting of home and certain other loans, in respect of which it may consider on-sale opportunities at a suitable time, and the CCF brand, which it licensed to the buyer under a long-term licence agreement. Additionally, HSBC Continental Europe’s subsidiaries, HSBC Assurances Vie (France) and HSBC Global Asset
Management (France), have entered into distribution agreements with the buyer. Ongoing costs associated with the retention of the home and certain other loans, net of income on distribution agreements and the brand licence, are estimated to have an after-tax loss impact of €0.1bn
($0.1bn) in 2024 based on expected funding rates.
Planned sale of our banking business in Canada
On 29 November 2022, HSBC Holdings plc announced that its wholly-owned subsidiary, HSBC Overseas Holdings (UK) Limited, had entered into an agreement for the sale of its banking business in Canada to the Royal Bank of Canada. Completion of the transaction is expected to occur in the first quarter of 2024 and the required governmental approvals have been obtained. The majority of the estimated gain on sale of
$5.2bn (as at 31 December 2023) will be recognised on completion, reduced by earnings recognised by the Group in the period to completion.
There would be no tax on the gain recognised at completion. This estimated gain would also have been reduced by $0.3bn in fair value losses recognised on the related foreign exchange hedges in 2023. The estimated pre-tax profit on the sale will be recognised through a combination of the consolidation of HSBC Canada’s results into the Group’s financial statements (between the 30 June 2022 net asset reference date and until completion), and the remaining gain on sale recognised at completion. At 31 December 2023, total assets of $87.9bn and total liabilities of
$81.5bn met the criteria to be classified as held for sale in accordance with IFRS 5.
Planned sale of our business in Russia
On 30 June 2022, following a strategic review of our business in Russia, HSBC Europe BV (a wholly-owned subsidiary of HSBC Bank plc)
entered into an agreement for the sale of its wholly-owned subsidiary HSBC Bank (RR) (Limited Liability Company). In 2022, a $0.3bn
impairment loss on the planned sale was recognised, upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, following US sanctions designation of the buyer, the outcome of the planned sale became less certain. This resulted in the reversal of $0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised charges of $0.2bn in other operating income. Completion of the planned sale remains subject to regulatory approval. On completion, accumulated foreign currency translation reserves will be recycled to the income statement.
Our branch operations in Greece
On 24 May 2022, HSBC Continental Europe signed a sale and purchase agreement for the sale of its branch operations in Greece to Pancreta
Bank SA. In the second quarter of 2022, we recognised a loss of $0.1bn upon reclassification as held for sale in accordance with IFRS 5. At completion on 28 July 2023, the disposal group included $0.3bn of loans and advances to customers and $1.1bn of customer accounts.
Merger of our business in Oman
In November 2022, HSBC Bank Oman SAOG entered into a binding merger agreement with Sohar International Bank SAOG, under which the two banks agreed to take the necessary steps to implement a merger by incorporation, whereby HSBC Bank Oman would merge into Sohar
International Bank. Following regulatory and shareholder approvals, the merger was completed on 17 August 2023 by way of dissolution and transfer of all the assets and liabilities of HSBC Bank Oman to Sohar International Bank, with the shareholders of HSBC Bank Oman receiving the consideration in cash and shares in Sohar International Bank. Separately, HSBC Bank Middle East Limited is in the process of establishing a new wholesale banking branch in Oman subject to regulatory approvals.
Our New Zealand loan portfolio
In August 2023, the Hongkong and Shanghai Banking Corporation Limited (acting through its New Zealand branch) entered into an agreement with Pepper New Zealand Limited, a wholly-owned subsidiary of Pepper Money Limited, to sell its New Zealand retail mortgage loan portfolio.
The sale was classified as held for sale in the third quarter of 2023 and was completed on 1 December 2023.
Our retail business in Mauritius
In November 2023, the Hongkong and Shanghai Banking Corporation Limited (acting through its Mauritius branch) entered into an agreement with ABSA Bank (Mauritius) Limited, a wholly-owned subsidiary of ABSA Bank Group Limited, to sell its Wealth and Personal Banking business.
The sale is expected to complete in the second half of 2024 subject to regulatory approvals.
At 31 December 2023, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	Canada	Retail banking operations in France	Other[1]	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks[2]	5,370	226	—	5,596
Trading assets	2,465	—	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15	49	—	64
Derivatives	528	—	—	528
Loans and advances to banks[2]	154	10,333	—	10,487
Loans and advances to customers	56,129	16,902	254	73,285
Reverse repurchase agreements – non-trading	2,723	—	—	2,723
Financial investments[3]	16,978	33		17,011
Goodwill	225	—		225
Prepayments, accrued income and other assets	3,318	132	2	3,452
Total assets at 31 Dec 2023	87,905	27,675	256	115,836

Liabilities of disposal groups held for sale
Trading liabilities	1,417	—	—	1,417
Deposits by banks	78	—	—	78
Customer accounts	63,001	22,307	642	85,950
Repurchase agreements – non-trading	2,768	—	—	2,768
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	608	7	—	615
Debt securities in issue	7,707	1,377	—	9,084
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,916	196	4	6,116
Total liabilities at 31 Dec 2023	81,503	26,257	646	108,406

Expected date of completion	First quarter of 2024	1 January 2024
Operating segment	All global businesses	WPB
1  Includes balances classified as held for sale in respect of the planned sale of our retail business in Mauritius and planned sale of our global hedge fund administration business across several markets.
2  Under the financial terms of the sale of our retail banking operations in France, HSBC Continental Europe will transfer the business with a net asset value of €1.7bn ($1.8bn) for a consideration of €1. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December 2023, HSBC would be expected to include a cash contribution of $11bn, of which $10.5bn was reclassified as held for sale at 31 December 2023 (‘Loans and advances to banks’, $10.3bn, ‘Cash and balances at central bank’, $0.2bn).
3  Includes financial investments measured at fair value through other comprehensive income of $9.4bn and debt instruments measured at amortised cost of $7.6bn.
At 31 December 2022, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	Canada	Retail banking operations in France	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	4,664	71	1,811	6,546
Trading assets	3,168	—	8	3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13	47	1	61
Derivatives	866	—	—	866
Loans and advances to banks	99	—	154	253
Loans and advances to customers	55,197	25,029	350	80,576
Reverse repurchase agreements – non-trading	4,396	—	250	4,646
Financial investments[1]	17,243	—	106	17,349
Goodwill	225	—	—	225
Prepayments, accrued income and other assets	4,245	75	26	4,357
Total assets at 31 Dec 2022	90,127	25,222	2,706	118,055

Liabilities of disposal groups held for sale
Trading liabilities	2,751	—	3	2,754
Deposits by banks	62	—	2	64
Customer accounts	60,606	22,348	2,320	85,274
Repurchase agreements – non-trading	3,266	—	—	3,266
Financial liabilities designated at fair value	—	3,523	—	3,523
Derivatives	806	7	—	813
Debt securities in issue	11,602	1,326	—	12,928
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,727	159	81	5,967
Total liabilities at 31 Dec 2022	84,828	27,363	2,406	114,597

Expected date of completion	Second half of 2023	Second half of 2023
Operating segment	All global businesses	WPB
1  Includes financial investments measured at fair value through other comprehensive income of $11.2bn and debt instruments measured at amortised cost of $6.2bn.
Business acquisitions
Acquisition of Silicon Valley Bank UK Limited
In March 2023, HSBC UK Bank plc acquired Silicon Valley Bank UK Limited (‘SVB UK’), and in June 2023 changed its legal entity name to HSBC
Innovation Bank Limited. The acquisition was funded from existing resources and brought the staff, assets and liabilities of SVB UK into the
HSBC portfolio. On acquisition, we performed a preliminary assessment of the fair value of the assets and liabilities purchased. We established an opening balance sheet on 13 March 2023 and applied the result of the fair value assessment, which resulted in a reduction in net assets of
$0.2bn. The provisional gain on acquisition of $1.6bn represents the difference between the consideration paid of £1 and the net assets acquired. Further due diligence has been performed post-acquisition, resulting in the recognition of an additional gain of $0.1bn at 30 September
2023, as required by IFRS 3 ‘Business Combinations’.
HSBC Innovation Bank Limited contributed $0.5bn of revenue and $0.2bn to the Group profit after tax for the period from 13 March 2023 to
31 December 2023. As per the disclosure requirements set out in IFRS 3 ‘Business Combinations’, if HSBC Innovation Bank Limited had been acquired on 1 January 2023, management estimates that for the 12 months to 31 December 2023, consolidated revenue would have been
$66bn and consolidated profit after tax would have been $25bn. In determining these amounts, management has assumed that the previously determined fair value adjustments, which arose on acquisition would have been the same if the acquisition had occurred on 1 January 2023.
The details of the business combination at acquisition are as follows:

At
13 Mar
2023
$m
Fair value of assets acquired	11,367
Fair value of liabilities acquired	(9,776)
Fair value of net assets acquired	1,591

Provisional gain on acquisition	1,591
Consideration transferred settled in cash	—
Cash and cash equivalents acquired	1,243
Net cash inflow on acquisition	1,243
Acquisition of Citibank China’s wealth management portfolio
In October 2023, HSBC Bank (China) Company Limited, a wholly-owned subsidiary of The Hongkong and Shanghai Banking Corporation Limited,
entered into an agreement to acquire Citibank China’s retail wealth management portfolio in mainland China. The portfolio comprises assets under management and deposits and the associated wealth customers. Upon completion, the acquired business will be integrated into HSBC
Bank China’s Wealth and Personal Banking operations. The transaction is expected to complete in the first half of 2024.
Acquisition of Silkroad Property Partners Singapore
In October 2023, HSBC Global Asset Management Singapore Limited entered into an agreement to acquire 100% of the shares of Silkroad
Property Partners Pte Ltd (‘Silkroad’) and for HSBC Global Asset Management Limited to acquire Silkroad’s affiliated General Partner entities.
Silkroad is a Singapore headquartered Asia-Pacific-focused, real estate investment manager. The acquisition was completed on 31 January
2024.